SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

Invesco Van Kampen Senior Income Trust
1555 Peachtree Street, N.E.
Suite1800
Atlanta, GA 30309

under the

Investment Company Act of 1940

Investment Company Act File No.  811-08743

_________________

Invesco Van Kampen Senior Income Trust (the "Fund") hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940.

(1)	Title of the class of Securities to be redeemed:

Auction Rate Cumulative Preferred Shares, liquidation preference of $25,000 per share (“ARPS”), Series M, Series T, Series W, Series TH and Series F.

(2)	Date on which the securities may be called or redeemed:

The ARPS will be redeemed for each series on the following dates:

Series	Redemption Date
M	November 13, 2012
T	November 14, 2012
W	November 15, 2012
TH	November 16, 2012
F	November 13, 2012

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

ARPS are to be redeemed in accordance with Section 3 of the Statement of Preferences of Auction Rate Cumulative Preferred Shares.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

Series	# of Shares Redeemed
M	1,000
T	1,000
W	1,000
TH	1,000
F	1,000

All of the shares of outstanding ARPS of each series are being redeemed.

Please note that this notice serves only to disclose a proposed redemption of each of the ARPS series.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 26th day of October 2012.

INVESCO VAN KAMPEN SENIOR INCOME TRUST

By:	/s/ Elizabeth Nelson
	Name:	Elizabeth Nelson
	Title:	Assistant Secretary